Quarterly Holdings Report
for
Fidelity® Digital Health ETF
September 30, 2024
DHE-NPRT1-1124
1.9903840.102
Common Stocks - 100.0%
	Shares	Value ($)
AUSTRALIA - 6.4%
Health Care - 6.4%
Health Care Equipment & Supplies - 3.4%
Cochlear Ltd	1,429	279,655
Health Care Technology - 3.0%
Pro Medicus Ltd	2,042	252,516
TOTAL AUSTRALIA		532,171
CHINA - 5.4%
Consumer Staples - 5.4%
Consumer Staples Distribution & Retail - 5.4%
Alibaba Health Information Technology Ltd (a)	420,000	289,282
Ping An Healthcare and Technology Co Ltd (a)(b)(c)	86,800	162,034

TOTAL CHINA		451,316
DENMARK - 2.1%
Health Care - 2.1%
Health Care Equipment & Supplies - 2.1%
Demant A/S (a)	4,528	177,337
JAPAN - 3.5%
Health Care - 3.5%
Health Care Equipment & Supplies - 2.2%
Nihon Kohden Corp	11,900	176,953
Health Care Technology - 1.3%
JMDC Inc	3,400	110,885
TOTAL JAPAN		287,838
KOREA (SOUTH) - 1.0%
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
Vuno Inc (a)	3,311	85,706
NETHERLANDS - 6.9%
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 2.1%
Redcare Pharmacy NV (a)(b)(c)	1,182	170,964
Health Care - 4.8%
Health Care Equipment & Supplies - 4.8%
Koninklijke Philips NV	12,185	400,085
TOTAL NETHERLANDS		571,049
NEW ZEALAND - 3.3%
Health Care - 3.3%
Health Care Equipment & Supplies - 3.3%
Fisher & Paykel Healthcare Corp Ltd	12,272	271,330
SWITZERLAND - 5.0%
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
DocMorris AG (a)	2,322	102,674
Health Care - 3.8%
Health Care Equipment & Supplies - 3.8%
Sonova Holding AG	866	311,885
TOTAL SWITZERLAND		414,559
UNITED STATES - 66.4%
Health Care - 61.8%
Health Care Equipment & Supplies - 31.8%
Axogen Inc (a)	7,525	105,501
Axonics Inc (a)	2,641	183,814
Dexcom Inc (a)	5,231	350,686
Inspire Medical Systems Inc (a)	1,094	230,889
Insulet Corp (a)	1,370	318,868
Intuitive Surgical Inc (a)	737	362,066
iRhythm Technologies Inc (a)	2,322	172,385
Masimo Corp (a)	1,803	240,394
Omnicell Inc (a)	3,415	148,894
ResMed Inc	1,435	350,312
Tandem Diabetes Care Inc (a)	3,928	166,586
		2,630,395
Health Care Providers & Services - 13.4%
Accolade Inc (a)	19,024	73,242
Astrana Health Inc (a)	3,165	183,380
Cigna Group/The	461	159,709
CorVel Corp (a)	544	177,828
Hims & Hers Health Inc Class A (a)	10,699	197,076
Premier Inc Class A	7,539	150,780
R1 RCM Inc (a)	11,967	169,572
		1,111,587
Health Care Technology - 14.7%
Doximity Inc Class A (a)	5,479	238,720
Evolent Health Inc Class A (a)	6,005	169,821
GoodRx Holdings Inc Class A (a)	12,906	89,568
Health Catalyst Inc (a)	12,287	100,016
Phreesia Inc (a)	5,207	118,668
Teladoc Health Inc (a)	17,023	156,271
Veeva Systems Inc Class A (a)	1,632	342,509
		1,215,573
Life Sciences Tools & Services - 1.9%
IQVIA Holdings Inc (a)	660	156,400
TOTAL HEALTH CARE		5,113,955

Industrials - 2.6%
Professional Services - 2.6%
Maximus Inc	2,357	219,578
Information Technology - 2.0%
IT Services - 2.0%
Cognizant Technology Solutions Corp Class A	2,134	164,702
TOTAL UNITED STATES		5,498,235
TOTAL COMMON STOCKS (Cost $8,141,126)		8,289,541

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,141,126)	8,289,541
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,945
NET ASSETS - 100.0%	8,291,486

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $332,998 or 4.0% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $332,998 or 4.0% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.